Financial risk management (Details 13) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	$ 45	$ 69
Foreign currency derivatives, liabilities		(49)
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, liabilities	(124)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	3	1
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets		68
Foreign currency derivatives, liabilities	(124)	$ (49)
Recurring fair value measurement [member] | Commodity Derivatives Liabilities [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	3
Recurring fair value measurement [member] | Commodity Derivatives Liabilities [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	3
Recurring fair value measurement [member] | Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	42
Recurring fair value measurement [member] | Interest Rate Derivatives [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	42
Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, liabilities	(124)
Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, liabilities	$ (124)